Contingent Consideration Payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 8,395
Payments made during the period	(7,319)
Additions in the period	1,694
Fair value loss and other	(153)
Ending balance	2,617
Current	1,945
Non-current	$ 672